Trade and other payables (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Jan. 31, 2019	Jan. 01, 2019
Current liabilities
Trade payables	£ 1,017,338	£ 198,779	£ 204,577		£ 43,213
Other tax and social security	265,023	256,566	56,313		11,819
Other creditors	40,049	32,228	1,766		1,573
Accruals	827,704	151,478	1,604,013		23,050
Deferred income	1,867,604	1,207,467	1,207,467		309,183
Total	4,017,718	1,846,518	3,074,136	£ 388,838	£ 388,838
Non-current Liabilities
Deferred government grants	1,149,164	413,358	167,289
Total trade and other non-current payables	£ 1,149,164	£ 413,358	£ 167,289